Tax Receivable Agreement	12 Months Ended
Dec. 31, 2020
Tax Receivable Agreement [Abstract]
Tax Receivable Agreement

Tax Receivable Agreement

In connection with the Business Combination, the Company entered into the Tax Receivable Agreement. The Tax Receivable Agreement generally provides for the payment by the Company to the Open Lending LLC unitholders and Blocker’s sole shareholder (the “TRA holders”), as applicable, of 85% of the net cash savings, if any, in U.S. federal, state and local income tax that the Company actually realizes (or are deemed to realize in certain circumstances) in periods after the Closing as a result of: (i) certain tax attributes of Blocker and/or Open Lending, LLC that existed prior to the Business Combination and were attributable to the Blocker; (ii) certain increases in the tax basis of Open Lending, LLC’s assets resulting from the Transactions; (iii) imputed interest deemed to be paid by the Company as a result of payments the Company makes under the Tax Receivable Agreement; and (iv) certain increases in tax basis resulting from payments the Company makes under the Tax Receivable Agreement. The Company will retain the benefit of the remaining 15% of these cash savings.

For the year ending December 31, 2020, other income (expense) includes a $(4.3) million non-cash charge related to a change in the measurement of our Tax Receivable Agreement liability as a result of changes in our blended state tax rate. Please see Note 18 “Income Taxes”.

The liability for the Tax Receivable Agreement was $92.4 million as of December 31, 2020, which is classified as other non-current liabilities on our consolidated balance sheet. The deferred tax asset for the Tax Receivable Agreement were $104.9 million, which were recognized due to the increase in tax basis and certain tax benefits attributable to imputed interest, and are reflected as part of the investment in Lender’s Protection, LLC deferred tax asset above. The Company expects to benefit from the remaining 15% of cash savings, if any, realized.